UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Floating Rate
Income Strategies Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2009

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Auto Components - 1.3%	The Goodyear Tire & Rubber Co., 6.318%,
	12/01/09 (a)	USD	1,500	$ 1,327,500
Building Products - 1.8%	CPG International I, Inc., 8.561%, 7/01/12 (a)		3,000	1,680,000
Momentive Performance Materials, Inc. Series WI, 9.75%,
	12/01/14		400	155,000
				1,835,000
Capital Markets - 2.5%	E*Trade Financial Corp., 12.50%, 11/30/17		3,188	2,087,813
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (b)		663	299,178
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)		252	113,512
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(c)		171	77,241
				2,577,744
Chemicals - 4.1%	GEO Specialty Chemicals Corp., 7.50%, 3/31/15 (b)(c)(d)		659	493,743
	GEO Specialty Chemicals Corp., 9.925%, 12/31/09 (d)(e)		1,079	807,901
	Hexion U.S. Finance Corp., 6.649%, 11/15/14 (a)		3,000	1,470,000
	MacDermid, Inc., 9.50%, 4/15/17 (b)		2,000	1,080,000
	NOVA Chemicals Corp., 5.72%, 11/15/13 (a)		755	403,925
				4,255,569
Communications	Nortel Networks Ltd., 9.003%, 7/15/11 (a)		2,500	812,500
Equipment - 0.8%
Computers & Peripherals - 1.1%	Quantum Corp., 4.375%, 8/01/10 (d)		2,000	1,157,500
Construction Materials - 1.1%	Nortek, Inc., 10%, 12/01/13		1,710	1,197,000
Containers & Packaging - 4.4%	Berry Plastics Holding Corp., 5.871%, 9/15/14 (a)		850	399,500
	Clondalkin Acquisition BV, 3.996%, 12/15/13 (a)(b)		5,000	3,000,000
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	365	403,447
	Owens Brockway Glass Container, Inc., 6.75%, 12/01/14		170	164,149
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)	USD	1,240	570,400
				4,537,496
Diversified Financial	FCE Bank Plc, 7.125%, 1/16/12	EUR	2,000	1,397,552
Services - 1.3%
Diversified Telecommunication	Qwest Corp., 5.246%, 6/15/13 (a)	USD	2,000	1,400,000
Services - 1.3%
Food & Staples Retailing - 0.1%	AmeriQual Group LLC, 9.50%, 4/01/12 (b)		250	155,000
Health Care Equipment &	DJO Finance LLC, 10.875%, 11/15/14		3,250	2,372,500
Supplies - 2.3%
Hotels, Restaurants &	American Real Estate Partners LP, 7.125%, 2/15/13		4,000	2,410,000
Leisure - 3.8%	Harrah's Operating Co., Inc., 10.75%, 2/01/16 (b)		1,376	306,160
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (b)(c)		221	27,624
	Little Traverse Bay Bands of Odawa Indians, 10.25%,
	2/15/14 (b)		1,565	1,025,075
	Travelport LLC, 6.828%, 9/01/14 (a)		815	195,600
				3,964,459
IT Services - 1.7%	First Data Corp., 9.875%, 9/24/15		3,000	1,725,000
Independent Power Producers &	Texas Competitive Electric Holdings Co. LLC, 10.50%,
Energy Traders - 1.6%	11/01/15 (b)		2,590	1,657,600

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Industrial Conglomerates - 0.4%	Sequa Corp., 11.75%, 12/01/15 (b)	USD	320	$ 140,800
	Sequa Corp., 13.50%, 12/01/15 (b)(c)		744	314,247
				455,047
Insurance - 1.6%	American International Group, Inc., 8.25%, 8/15/18 (b)		2,500	1,667,995
Media - 3.1%	Charter Communications Holdings II, LLC, 10.25%,
	9/15/10		1,825	926,187
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		748	351,560
	Nielsen Finance LLC, 10%, 8/01/14		2,000	1,440,000
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,000	540,000
				3,257,747
Metals & Mining - 2.5%	FMG Finance Property Ltd., 6.203%, 9/01/11 (a)(b)		180	104,400
	Freeport-McMoRan Copper & Gold, Inc., 7.084%,
	4/01/15 (a)		3,180	1,908,000
	Ryerson, Inc., 10.568%, 11/01/14 (a)(b)		840	554,400
				2,566,800
Oil, Gas & Consumable	SandRidge Energy, Inc., 7.508%, 4/01/14 (a)		1,000	667,633
Fuels - 0.6%
Paper & Forest Products - 4.8%	Abitibi-Consolidated, Inc., 5.496%, 6/15/11 (a)		2,000	300,000
	Bowater, Inc., 4.996%, 3/15/10 (a)		2,000	660,000
	NewPage Corp., 9.443%, 5/01/12 (a)		2,000	1,050,000
	NewPage Corp., 10%, 5/01/12		2,000	1,080,000
	Verso Paper Holdings LLC Series B, 6.943%, 8/01/14 (a)		3,500	1,890,000
				4,980,000
Pharmaceuticals - 0.3%	Angiotech Pharmaceuticals, Inc., 5.953%, 12/01/13 (a)		500	285,000
Real Estate Management &	Realogy Corp., 10.50%, 4/15/14		490	85,750
Development - 0.1%
Road & Rail - 0.0%	Swift Transportation Co., Inc., 9.899%, 5/15/15 (a)(b)		175	20,125
Semiconductors & Semiconductor	Avago Technologies Finance Pte. Ltd., 7.703%,
Equipment - 0.8%	6/01/13 (a)		600	499,500
	Spansion, Inc., 5.328%, 6/01/13 (a)(b)		1,690	354,900
				854,400
Specialty Retail - 0.4%	General Nutrition Centers, Inc., 7.584%, 3/15/14 (a)(b)		350	199,500
	Michaels Stores, Inc., 11.375%, 11/01/16		940	206,800
				406,300
Wireless Telecommunication	Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)		1,249	630,745
Services - 0.6%
	Total Corporate Bonds - 44.4%			46,249,962
	Floating Rate Loan Interests
Aerospace & Defense - 3.5%	Hawker Beechcraft Acquisition Co. LLC LC Facility Deposit,
	2.10% - 3.662%, 3/26/14		144	75,555
	Hawker Beechcraft Acquisition Co. LLC Term Loan,
	5.762%, 3/26/14		2,460	1,289,971
	IAP Worldwide Services, Inc. First Lien Term Loan,
	8.063%, 12/20/12		1,353	832,289

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Vought Aircraft Industries, Inc. Term Loan, 3.94%,
	12/22/11	USD	1,621	$ 1,231,736
Vought Aircraft Industries, Inc. Tranche B LC Deposit,
	4.031%, 12/22/10		320	243,200
				3,672,751
Airlines - 0.3%	US Airways Group, Inc. Loan, 3.936%, 3/23/14		740	340,770
Auto Components - 3.6%	Allison Transmission, Inc. Term Loan, 4.38% - 5.75%,
	8/07/14		2,931	1,745,904
	Dana Holding Corp. Term Advance, 7.25% - 8.02%,
	1/31/15		1,576	935,158
	GPX International Tire Corp. Tranche B Term Loan,
	8.63% - 9.29%, 4/06/12		1,258	943,383
	Metaldyne Co. LLC DF Loan, 1.751% - 8.313%, 1/11/12		58	19,615
Metaldyne Co. LLC Initial Tranche B Term Loan, 7.875%,
	1/11/14		392	133,385
				3,777,445
Automobiles - 0.1%	Ford Motor Co. Term Loan, 4.43%, 12/15/13		299	119,519
Beverages - 0.1%	Culligan International Second Lien Loan,
	9.184% - 9.711%, 4/24/13	EUR	500	114,345
Biotechnology - 0.4%	Talecris Biotherapeutics Holdings Corp. First Lien
	Term Loan, 4.91% - 5.64%, 12/06/13	USD	495	434,329
Building Products - 1.5%	Building Material Corp. of America Term Loan Advance,
	6.50% - 6.625%, 2/22/14		1,990	1,226,345
Stile Acquisition Corp. (aka Masonite), Canadian Term
	Loan, 5.50%, 4/06/13		271	157,012
Stile Acquisition Corp. (aka Masonite), U.S. Term Loan,
	5%, 4/06/13		274	158,539
				1,541,896
Capital Markets - 0.4%	RiskMetrics Group, Holdings, LLC First Lien Term Loan B,
	5.762%, 1/11/14		484	425,031
Chemicals - 7.4%	Edwards (Cayman Islands II) Limited First Lien Term Loan,
	3.436%, 5/23/14		494	320,938
	Huish Detergents, Inc. Tranche B Term Loan, 5.77%,
	4/26/14		741	576,453
	ISP Chemco LLC Term Loan B, 2.938% - 3.688%, 6/04/14		494	365,375
PQ Corp. (fka Niagara Acquisition, Inc.) First Lien Term
	Loan, 6.72% - 7.02%, 5/29/16		1,995	1,234,406
Rockwood Specialties Group, Inc. Tranche E Term Loan,
	3.546%, 12/13/12		3,344	2,678,001
	Solutia, Inc. Loan, 8.50%, 2/28/14		2,997	2,195,660
	Wellman, Inc. Second Lien Term Loan, 9.989%,
	2/10/10 (f)(g)		2,000	300,000
				7,670,833
Commercial Services &	Amsted Industries, Inc. Term Loan, 4.82% - 6.82%,
Supplies - 3.3%	3/28/13		1,209	786,095

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	ARAMARK Corp. LC Facility Letter of Credit, 2.469%,
	1/26/14	USD	53	$ 41,717
	ARAMARK Corp. U.S. Term Loan, 5.637%, 1/26/14		829	656,655
Brickman Group, Holdings, Inc. Tranche B Term Loan,
	3.436%, 1/23/14		492	295,500
	John Maneely Co. Term Loan, 5.856% - 8%, 12/28/13		569	357,065
	Synagro Technologies, Inc. First Lien Term Loan,
	4.24% - 5.77%, 4/01/14		988	661,625
	West Corp. Term Loan B2, 3.774% - 4.733%, 10/31/13		983	609,787
				3,408,444
Computers & Peripherals - 1.0%	Dealer Computer Services, Inc. (Reynolds & Reynolds) First
	Lien Term Loan, 3.436%, 10/31/12		642	381,866
Intergraph Corp. First Lien Term Loan, 4.192% - 4.196%,
	5/15/14		419	321,345
	Intergraph Corp. Second Lien Term Loan, 8.196%,
	11/17/14		500	382,500
				1,085,711
Construction &	Brand Energy & Infrastructure Services, Inc. (FR Brand
Engineering - 0.4%	Acquisition Corp.) First Lien Term Loan B,
	4.625% - 6.063%, 2/15/15		492	386,613
Construction Materials - 0.9%	Headwaters, Inc. First Lien Term Loan B-1, 8.27%,
	4/30/11		1,025	922,768
Containers & Packaging - 2.3%	Berry Plastics Group Inc. Loan, 11.334%, 6/15/14		609	182,661
	Graham Packaging Co. LP New Term Loan,
	4.438% - 6.312%, 9/30/11		985	747,545
	Graphic Packaging International, Inc. Term Loan,
	4.161% - 7.50%, 5/16/14		1,971	1,519,239
				2,449,445
Distributors - 0.5%	Keystone Automotive Operations, Inc. Term Loan,
	4.909% - 5.633%, 1/12/12		953	476,664
Diversified Consumer	Coinmach Corp. Term Loan, 4.46% - 5.22%, 11/15/14		1,492	1,119,361
Services - 1.1%
Diversified Financial	DaimlerChrysler Financial Services Americas LLC First Lien
Services - 1.3%	Term Loan, 6.82%, 8/03/12		1,985	1,048,721
	J.G. Wentworth, LLC First Term Loan, 6.012%, 4/03/14		1,000	325,000
				1,373,721
Electrical Equipment - 0.1%	Generac Acquisition Corp. First Lien Term Loan, 6.65%,
	11/10/13		190	112,959
Energy Equipment &	Dresser, Inc. Second Lien Term Loan, 7.986%, 5/15/15		500	286,250
Services - 2.3%	Dresser, Inc. Term Loan B, 3.686% - 4.486%, 5/15/14		2,184	1,487,712
	MEG Energy Corp. Delayed Draw Term Loan, 5.77%,
	3/23/13		497	332,906
	MEG Energy Corp. Initial Term Loan, 5.77%, 3/23/13		488	326,625
				2,433,493
Food & Staples Retailing - 1.9%	Alliance Boots Plc Term Loan B, 6.166%, 7/09/15	GBP	1,500	1,626,373

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	DS Waters of America, Inc. Term Loan, 3.659%,
	11/15/12	USD	465	$ 348,475
				1,974,848
Food Products - 2.1%	Dole Food Co., Inc. Credit-Linked Deposit, 4.689%,
	4/12/13		640	450,162
Dole Food Co., Inc. Tranche B Term Loan, 3.50% - 5%,
	4/12/13		252	177,452
	Solvest, Ltd. (Dole) Tranche C Term Loan,
	3.50% - 6.813%, 4/12/13		1,442	1,013,914
	Sturm Foods, Inc. Initial First Lien Term Loan,
	5.875% - 6%, 1/22/14 (b)		493	284,419
Sturm Foods, Inc. Initial Second Lien Term Loan, 9.50%,
	6/30/14		500	232,500
				2,158,447
Health Care Equipment &	Biomet, Inc. Dollar Term Loan, 6.762%, 3/25/15		2,477	2,010,632
Supplies - 2.5%	DJO Finance LLC (ReAble Therapeutics Fin LLC) Term Loan,
	4.436% - 6.762%, 11/20/13		496	372,188
	Hologic, Inc. Tranche B Term Loan, 4.875%, 3/31/13		300	261,272
				2,644,092
Health Care Providers &	CHS/Community Health Systems, Inc. Funded Term Loan,
Services - 2.4%	4.018% - 4.446%, 7/25/14		913	668,808
	DaVita, Inc. Tranche B-1 Term Loan, 2.92% - 6.32%,
	10/05/12		1,000	847,188
	Health Management Associates, Inc. Term Loan B,
	5.512%, 2/28/14		1,411	944,164
				2,460,160
Hotels, Restaurants &	Golden Nugget, Inc. Additional Term Advance (First Lien)
Leisure - 2.4%	Loan, 3.40% - 3.77%, 6/30/13		61	22,727
	Golden Nugget, Inc. First Lien Term Advance Loan,
	3.42% - 3.44%, 5/30/14		318	119,318
	Harrah's Operating Co., Inc. Term Loan B1,
	6.535% - 6.762%, 1/28/15		158	92,334
	Harrah's Operating Co., Inc. Term Loan B2,
	6.535% - 6.762%, 1/28/15		1,691	987,413
	Harrah's Operating Co., Inc. Term Loan B3,
	4.436% - 6.762%, 1/28/15		140	81,868
Lake at Las Vegas Joint Venture/LLV-1 Revolving Loan
	Credit-Linked Deposit Account, 15.10%, 12/14/12 (f)(g)		60	3,686
	Lake at Las Vegas Joint Venture/LLV-1 Term Loan, 15.10%,
	12/14/12 (f)(g)		455	27,859
Las Vegas Sands, LLC Delayed Draw I Term Loan, 5.52%,
	5/23/14		200	96,314
	Las Vegas Sands, LLC Tranche B Term Loan, 5.52%,
	5/04/14		790	381,395

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	QCE, LLC (Quiznos) First Lien Term Loan, 6.063%,
	5/05/13	USD	459	$ 252,521
VML U.S. Finance LLC (aka Venetian Macau) Delay Draw
	Project Term Loan B, 6.02%, 5/25/12		225	126,225
	VML U.S. Finance LLC (aka Venetian Macau) Funded Project
	Term Loan B, 6.02%, 5/25/13		525	293,775
				2,485,435
Household Durables - 2.4%	American Residential Services LLC Second Lien Term Loan,
	10%, 4/17/15 (e)		1,005	991,518
	Simmons Bedding Co. Tranche D Term Loan,
	5.125% - 6.625%, 12/19/11		1,686	1,062,212
	Yankee Candle Co., Inc. Term Loan, 3.42% - 5.77%,
	2/06/14		750	403,125
				2,456,855
IT Services - 3.6%	Activant Solutions Inc. Term Loan, 6.063% - 6.25%,
	5/02/13		1,187	723,854
	Audio Visual Services Group, Inc. Tranche B First Lien Term
	Loan, 6.02%, 2/28/14		990	396,000
	Ceridian Corp. U.S. Term Loan, 4.423%, 11/09/14		1,750	1,260,000
	First Data Corp. Tranche B-2 Initial Term Loan,
	4.149% - 6.512%, 9/24/14		1,292	873,525
	First Data Corp. Tranche B-3 Initial Term Loan,
	5.948% - 6.512%, 9/24/14		122	82,475
	SunGard Data Systems, Inc. (Solar Capital Corp.)
	Incremental Term Loan, 6.75%, 2/28/14		500	399,063
				3,734,917
Independent Power Producers &	Calpine Generating Co., LLC Second Priority Term Loan,
Energy Traders - 1.1%	11.07%, 3/12/10		2	1,500
	Texas Competitive Electric Holdings Co., LLC (TXU) Tranche
	B2 Initial Term Loan, 5.268% - 7.262%, 10/10/14		740	500,240
	Texas Competitive Electric Holdings Co., LLC (TXU) Tranche
	B3 Initial Term Loan B-3, 5.268% - 7.262%,
	10/10/14		980	661,255
				1,162,995
Industrial Conglomerates - 1.0%	Sequa Corp. Term Loan, 5.02% - 7.02%, 12/03/14		1,598	1,090,834
Insurance - 0.6%	Alliant Holdings I, Inc. Term Loan, 6.762%, 10/23/14		989	628,215
Internet & Catalog Retail - 0.4%	FTD Group, Inc. Tranche B Term Loan, 7.50% - 8.035%,
	8/26/14		500	432,500
Leisure Equipment &	24 Hour Fitness Worldwide, Inc. Tranche B Term Loan,
Products - 3.6%	3.94% - 6.71%, 6/08/12		1,950	1,248,000
	Easton-Bell Sports, Inc. Tranche B Term Loan,
	4.93% - 5.29%, 3/27/12		1,990	1,402,806
True Temper Sports, Inc. Term Loan, 5.279% - 6.46%,
	3/15/11		1,528	1,107,852
				3,758,658

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Machinery - 2.8%	Blount, Inc. Term Loan B, 3.373%, 8/09/10	USD	1,117	$ 949,804
	Navistar International Corp. Revolving Credit-Linked
	Deposit, 4.686% - 7.126%, 1/19/12		400	216,000
	Navistar International Corp. Term Advance, 4.686%,
	1/19/12		1,100	594,000
	OshKosh Truck Corp. Term Loan B, 2.93% - 4.62%,
	12/06/13		1,780	1,117,585
				2,877,389
Media - 26.1%	Affinion Group Holdings, Inc. Loan, 9.868%, 3/01/12		300	120,000
Alix Partners, LLP Tranche C Term Loan, 4.29% - 6.75%,
	10/30/13		1,085	889,314
Bresnan Communications, LLC Additional First Lien Term
	Loan B, 6.06%, 9/17/11		500	375,000
	Catalina Marketing Corp. Initial Term Loan, 6.762%,
	10/01/14		992	642,636
Cengage Learning Acquisitions, Inc. (Thomson Learning)
	Tranche 1 Incremental Term Loan, 7.50%, 7/05/14		4,239	3,561,075
Cequel Communications, LLC (aka Cebridge) Term Loan,
	4.235% - 6.334%, 11/05/13		1,490	992,451
Cequel Communications, LLC (aka Cebridge) Tranche A
	Second Lien Term Loan, 7.693%, 5/05/14		1,000	550,000
	Clarke American Corp. Tranche B Term Loan,
	6.262% - 6.383%, 12/31/14		988	548,062
	GateHouse Media Operating, Inc. Initial Term Loan, 4.20%,
	8/28/14		325	74,750
	Getty Images, Inc. Initial Term Loan, 8.053%, 6/30/15		500	426,875
	Gray Television, Inc. Term Loan B, 3.04% - 5.65%,
	12/31/14		887	381,397
	HMH Publishing Co. Ltd. (fka Education Media) Mezzanine,
	7.516%, 11/14/14		4,708	2,825,158
HMH Publishing Co. Ltd. (fka Education Media) Tranche A
	Term Loan, 7.516%, 11/14/14		1,318	830,455
	Hanley-Wood, LLC (FSC Acquisition) Term Loan,
	3.873% - 6.012%, 3/08/14		992	471,438
	Insight Midwest Holdings, LLC Term Loan B, 4.85%,
	4/06/14		1,175	913,143
	Intelsat Subsidiary Holding Co. Ltd. Tranche B Term Loan,
	6.65%, 6/27/13		943	771,452
	Knology, Inc. Term Loan, 6.40%, 6/30/12		494	296,250
	Lavena Holding 3 GmbH (ProSiebensat.1 Media AG)
	Facility B1, 7.526%, 6/30/15	EUR	337	39,225
	MCC Iowa LLC (Mediacom Broadband Group)
	Tranche A Term Loan, 2.59%, 3/31/10	USD	1,215	1,044,900
	MCC Iowa LLC (Mediacom Broadband Group)
	Tranche D1 Term Loan, 2.84%, 1/31/15		995	700,435

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	MCNA Cable Holdings LLC (OneLink Communications)
	Loan (PIK Facility), 9.62%, 3/02/13	USD	1,179	$ 684,039
Mediacom Illinois, LLC (fka Mediacom Communications,
	LLC) Tranche C Term Loan, 2.59%, 1/31/15		2,110	1,445,188
	Metro-Goldwyn-Mayer Inc. Tranche B Term Loan,
	7.012%, 3/15/12		1,905	854,490
	Multicultural Radio Broadcasting, Inc. Term Loan,
	4.928%, 12/15/12		338	236,600
	NEP II, Inc. Loan B, 6.012%, 2/16/14		739	480,183
	National CineMedia, LLC Term Loan, 4.57%, 2/12/15		750	473,572
	NextMedia Operating, Inc. Delay Draw Term Loan,
	5.453%, 11/15/12		280	158,451
NextMedia Operating, Inc. Initial First Lien Term Loan,
	5.436%, 11/15/12		528	298,490
Penton Media, Inc. First Lien Term Loan, 3.686% - 5.67%,
	2/01/13		493	233,938
Spanish Broadcasting System, Inc. First Lien Term Loan,
	5.52%, 6/10/12		2,419	870,677
	Spanish Broadcasting System, Inc. Revolving Credit
	Loan, 5%, 6/10/10		2,500	2,091,930
	UPC Financing Partnership, Facility M, 6.481%,
	12/31/14	EUR	3,000	2,542,196
	Weather Channel Term Loan B, 7.25%, 6/01/15	USD	500	428,750
				27,252,520
Multi-Utilities - 5.3%	Riverside Energy Center Term Loan, 7.67%, 6/24/11		3,973	3,456,244
	Rocky Mountain Energy Center, LLC Credit-Linked Deposit
	Account, 3.32%, 6/24/11		340	295,655
Rocky Mountain Energy Center, LLC Term Loan, 7.67%,
	6/24/11		1,988	1,729,333
				5,481,232
Multiline Retail - 1.2%	The Neiman Marcus Group, Inc. Term Loan, 4.565%,
	4/06/13		2,073	1,295,491
Oil, Gas & Consumable	Coffeyville Resources, LLC Funded Letter of Credit,
Fuels - 1.4%	3.783%, 12/21/13		162	118,919
	Coffeyville Resources, LLC Tranche D Term Loan,
	5.75% - 6.633%, 12/21/13		524	383,972
	Vulcan Energy Corp. (fka Plains Resources Inc.) Term Loan
	B3, 5.383% - 6.25%, 9/03/11		750	635,625
	Western Refining, Inc. Term Loan, 9.25%, 5/30/14		494	279,170
				1,417,686
Paper & Forest Products - 2.3%	Boise Paper Holdings, LLC (Aldabra Sub LLC) Tranche B First
	Lien Term Loan, 7.50%, 2/05/15		746	604,463
	NewPage Corp. Tem Loan, 7%, 12/21/14		1,241	910,309
	Verso Paper Finance Holdings LLC Loan, 10.012%, 2/01/13		1,158	882,071
				2,396,843

BlackRock Floating Rate Income Strategies Fund II, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Pharmaceuticals - 0.5%	Catalent Pharma Solutions, Inc. (fka Cardinal Health
	409, Inc.) Dollar Term Loan, 6.012%, 4/10/14	USD	88	$ 53,047
	Catalent Pharma Solutions, Inc. (fka Cardinal Health
	409, Inc.) Euro Term Loan, 7.392%, 4/14/14	EUR	494	451,664
				504,711
Professional Services - 0.2%	Booz Allen Hamilton, Inc. Tranche B Term Loan,
	7.50%, 7/01/15	USD	250	213,672
Real Estate Management &	Mattamy Funding Partnership Loan, 4.50%, 4/11/13		487	365,625
Development - 1.0%	Realogy Corp. Synthetic Letter of Credit, 1.751%,
	9/22/14		1,227	701,630
				1,067,255
Road & Rail - 0.8%	Rail America, Inc. Canadian Term Loan, 7.883%, 6/30/09		100	82,050
	Rail America, Inc. U.S. Term Loan, 7.883%, 6/30/09		900	737,950
				820,000
Specialty Retail - 0.7%	ADESA, Inc. (KAR Holdings, Inc.) Initial Term Loan,
	6.02%, 10/20/13		957	567,887
	Claire's Stores Inc. Term Loan B, 4.186% - 6.512%,
	5/29/14		493	202,392
				770,279
Textiles, Apparel & Luxury	Renfro Corp. Tranche B Term Loan, 5.42% - 7.02%,
Goods - 0.2%	9/30/13		462	184,652
Wireless Telecommunication	Alltel Corp. Term Loan B1, 3.939%, 5/16/15		3,000	2,840,625
Services - 2.9%	IPC Systems, Tranche B1 First Lien Term Loan, 6.012%,
	5/31/14		463	229,343
				3,069,968
	Total Floating Rate Loan Interests - 99.9%			104,205,752
	Common Stocks		Shares
Capital Markets - 0.2%	E*Trade Financial Corp. (g)		145,213	196,038
Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (g)		10,732	4,120
Electrical Equipment - 0.1%	Medis Technologies Ltd. (g)		13,053	8,746
	SunPower Corp. Class B (g)		5,332	138,739
				147,485
	Total Common Stocks - 0.3%			347,643
	Preferred Stocks
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (b)		44	22,880
	Total Preferred Stocks - 0.0%			22,880
	Total Long-Term Investments (Cost - $232,163,461) - 144.6%			150,826,237
		Beneficial
		Interest
	Short-Term Securities	(000)
	BlackRock Liquidity Series, LLC
	Cash Sweep Series, 1.64% (h)(i)	USD	1,847	1,846,790
	Total Short-Term Securities (Cost - $1,846,790) - 1.8%			1,846,790

	BlackRock Floating Rate Income Strategies Fund II, Inc.
	Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Options Purchased	Contracts	Value
Call Options	Marsico Parent Superholdco LLC, expiring December 2009
	at USD 942.86	-(j)	$ 15,950
	Total Options Purchased
	(Cost - $10,756) - 0.0%		15,950
	Total Investments (Cost - $234,021,007*) - 146.4%		152,688,977
	Liabilities in Excess of Other Assets - (46.4)%		(48,389,985)
	Net Assets - 100.0%	$ 104,298,992

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 234,023,121
Gross unrealized appreciation	$ 29,061
Gross unrealized depreciation	(81,363,205)
Net unrealized depreciation	$ (81,334,144)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Convertible security.

(e)	Security is fair valued.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Non-income producing security.

(h)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Interest
BlackRock Liquidity Series, LLC Cash Sweep Series	USD 1,846,790	$ 48,734

(i)	Represents the current yield as of report date.

(j)	Amount is less than 1.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.
  Foreign currency exchange contracts as of November 30, 2008 were as follows:
			Unrealized
Currency	Currency	Settlement	Appreciation
Purchased	Sold	Date	(Depreciation)
USD 4,691,972	EUR 3,724,500	12/10/08	$ (38,769)
USD 1,644,240	GBP 1,040,000	12/10/08	44,835
USD 508,352	EUR 400,000	1/21/09	382
USD 52,633	EUR 41,000	1/21/09	566
Total			$ 7,014

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments November 30, 2008 (Unaudited)

• Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2008 were as follows:

					Notional
	Receive			Credit	Amount	Unrealized
Issuer	Fixed Rate	Counterparty	Expiration	Rating(1)	(000) (2)	Depreciation

Ford Motor Co.	3.80%	UBS AG	March 2010	CCC	$ 5,000	$ (3,224,255)

(1)	Using the higher of Standard and Poor's or Moody's Investors Service ratings.

(2)	The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement.

Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2008 were as follows:

	Pay			Notional
	Fixed			Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000) (1)	Appreciation
Dow Jones CDX North
America High Yield		Credit Suisse First
Index 10.V1	5.00%	Boston	June 2013	$ 2,000	$ 301,882

(1) The maximum potential amount the Fund may receive should a negative credit event take place as defined under the terms of the agreement.

• Currency Abbreviations:

EUR GBP USD	Euro British Pound U.S. Dollar

BlackRock Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments November 30, 2008 (Unaudited)

Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$ 343,522	-
Level 2	115,956,407	$ (2,899,409)
Level 3	36,373,098	-
Total	$ 152,673,027	$ (2,899,409)

* Other financial instruments are swaps, futures, foreign currency exchange contracts and options.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities
Balance, as of March 1, 2008	$ 75,557,768
Accrued discounts/premiums	91,593
Realized gain (loss)	(5,757,824)
Change in unrealized appreciation (depreciation)	(6,384,821)
Net purchases (sales)	(26,133,586)
Net transfers in/out of Level 3	(1,000,032)
Balance, as of November 30, 2008	$ 36,373,098

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: January 20, 2009